UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21110

                      OFI Tremont Core Strategies Hedge Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                                     (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                                      (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                        Date of fiscal year end: March 31

                  Date of reporting period:  April 1, 2004 - September 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; administration fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                   BEGINNING          ENDING             EXPENSES PAID DURING
                   ACCOUNT VALUE      ACCOUNT VALUE      6 MONTHS ENDED
                   (4/1/04)           (9/30/04)          SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
Actual             $1,000.00          $  999.92          $7.50
--------------------------------------------------------------------------------
Hypothetical        1,000.00           1,024.93           7.59

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The expense ratio for the 6-month period ended September 30, 2004 was 1.50%.

The expense ratio reflects voluntary waivers of expenses by the Fund's Adviser that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.
--------------------------------------------------------------------------------

                   6 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF INVESTMENTS  September 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                          % OF                                  % OF
                                                    INVESTMENT                         FAIR      NET                    ACQUISITION
                                                     FUND HELD           COST         VALUE   ASSETS    LIQUIDITY 1          DATE 2
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE
Quattro Domestic Partners, L.P.                            1.3%  $ 11,500,000  $ 11,313,576      5.9%   Quarterly             04/04
Advent Convertible Arbitrage Fund, L.P.                    1.0      9,075,002     9,213,583      4.8    Quarterly       01/03-04/04
                                                                 ------------------------------------
TOTAL CONVERTIBLE ARBITRAGE                                        20,575,002    20,527,159     10.7

-----------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd.         0.9      5,225,002     5,964,661      3.1    Monthly         01/03-01/04

-----------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Chatham Asset Partners High Yield Fund, L.P.               1.3      9,600,000    10,116,006      5.3    Quarterly       01/04-05/04
Ahab Partners L.P.                                         5.0      9,500,000     9,692,199      5.1    Quarterly             04/04
Halcyon Fund, L.P.                                         1.0      2,800,002     3,259,015      1.7    Annually        01/03-01/04
GoldenTree High Yield Partners, L.P.                       0.2      2,200,002     2,743,568      1.4    Semi-Annually   01/03-01/04
                                                                 ------------------------------------
TOTAL EVENT DRIVEN                                                 24,100,004    25,810,788     13.5

-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                       0.4      7,150,000     8,149,194      4.3    Quarterly       06/03-08/04
Oak Hill CCF Partners, L.P.                                0.4      6,000,000     6,185,925      3.2    Monthly         12/03-08/04
                                                                 ------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                       13,150,000    14,335,119      7.5

-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL MACRO
Keynes Fund Limited, The                                   3.4     11,300,000    11,247,458      5.9    Monthly         11/03-07/04
Vega Feeder Fund Limited                                   0.3      9,500,000     8,958,381      4.7    Monthly         01/04-04/04
OLEA Global Fund                                           0.9      8,000,000     7,724,663      4.0    Monthly               08/04
Epoch Overseas Ltd.                                        0.5      6,100,000     5,905,868      3.1    Quarterly             02/04
                                                                 ------------------------------------
TOTAL GLOBAL MACRO                                                 34,900,000    33,836,370     17.7

-----------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Kinetics Fund                                              2.2     12,500,000    13,089,649      6.9    Quarterly             04/04
Highline Capital Partners QP, L.P.                         8.4     12,050,000    12,689,659      6.6    Quarterly       10/03-04/04
Trisun Capital Fund, L.P.                                 10.8     11,975,002    12,515,194      6.5    Annually        01/03-04/04
Cumberland Partners                                        1.5     10,500,000    10,133,550      5.3    Semi-Annually         04/04
Endeavour Capital Partners, L.P.                           7.3      9,000,000     9,171,499      4.8    Annually        01/04-07/04
Standard Pacific Capital Offshore Fund Ltd.                0.4      7,850,002     8,142,652      4.3    Monthly         03/03-04/04
Empire Capital Partners, L.P.                              2.1      3,800,000     3,835,513      2.0    Quarterly             09/04
                                                                 ------------------------------------
TOTAL LONG/SHORT EQUITY                                            67,675,004    69,577,716     36.4

-----------------------------------------------------------------------------------------------------------------------------------
MULTI STRATEGY
Canyon Value Realization Fund, L.P.                        0.8      8,100,002     9,089,515      4.8    Annually        01/03-08/04
Sagamore Hill Partners L.P.                                0.3      8,200,002     8,549,347      4.4    Quarterly       01/03-03/04
                                                                 ------------------------------------
TOTAL MULTI STRATEGY                                               16,300,004    17,638,862      9.2
                                                                 ------------------------------------
Total Investments in Investment Funds                             181,925,016   187,690,675     98.1

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
-----------------------------------------------------------------------------------------------------------------------------------
Citibank II Money Market Deposit Account                            8,590,387     8,590,387      4.5
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS AND
SHORT-TERM INVESTMENT                                            $190,515,403  $196,281,062    102.6
                                                                 ============
LIABILITIES IN EXCESS OF OTHER ASSETS                                            (5,007,716)    (2.6)
                                                                               ----------------------
NET ASSETS                                                                     $191,273,346    100.0%
                                                                               ======================

Detailed information about the Investment Funds' portfolios is not available.

1. Available frequency of redemptions after initial lock-up period.

2. Represents initial through most recent month of investment purchases.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   7 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

September 30, 2004
----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
Investments in investment funds, at fair value (cost $181,925,016)                                 $187,690,675
----------------------------------------------------------------------------------------------------------------
Cash and cash equivalents (cost $8,590,387)                                                           8,590,387
----------------------------------------------------------------------------------------------------------------
Deferred ongoing offering costs                                                                          53,010
----------------------------------------------------------------------------------------------------------------
Receivables:
Investment funds sold                                                                                 2,421,472
Receivable from Adviser                                                                                  17,130
                                                                                                   -------------
Total assets                                                                                        198,772,674

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Payables:
Shareholder redemption due to affiliate                                                               7,002,534
Management fee                                                                                          407,905
Administration fee                                                                                       49,295
Professional fees                                                                                        17,305
Trustees' fees and expenses                                                                               2,600
Miscellaneous fees                                                                                       19,689
                                                                                                   -------------
Total liabilities                                                                                     7,499,328

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $191,273,346
                                                                                                   =============

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest ($0.001 par value, unlimited shares authorized)         $        186
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                          189,963,717
----------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                      (2,902,165)
----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                             (1,554,051)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                            5,765,659
                                                                                                   -------------
NET ASSETS                                                                                         $191,273,346
                                                                                                   =============

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
(Based on net assets of $191,273,346 and 185,924.008 shares of beneficial interest outstanding)       $1,028.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   8 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $    23,425

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fee                                                        1,388,613
--------------------------------------------------------------------------------
Administration fee                                                      138,879
--------------------------------------------------------------------------------
Professional fees                                                        27,588
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               4,480
--------------------------------------------------------------------------------
Miscellaneous fees                                                       71,948
Total expenses                                                        1,631,508
Less: Waiver of expenses by the Adviser                                (265,552)
                                                                    ------------
Net expenses                                                          1,365,956

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (1,342,531)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                     (1,191,007)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  1,137,326

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(1,396,212)
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   9 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS             YEAR
                                                                                     ENDED            ENDED
                                                                        SEPTEMBER 30, 2004         MARCH 31,
                                                                               (UNAUDITED)             2004
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment loss                                                          $  (1,342,531)   $  (1,052,586)
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                         (1,191,007)         663,301
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                             1,137,326        3,970,400
                                                                             -------------------------------
Net increase (decrease) in net assets resulting from operations                 (1,396,212)       3,581,115

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                    --         (554,603)
------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                    --         (979,532)
------------------------------------------------------------------------------------------------------------
Tax return of capital distribution                                                      --       (2,279,348)

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest
  transactions                                                                  87,185,843       80,065,194

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total increase                                                                  85,789,631       79,832,826
------------------------------------------------------------------------------------------------------------
Beginning of period                                                            105,483,715       25,650,889
                                                                             -------------------------------
End of period [including accumulated net investment loss of $2,902,165
  and $1,559,634, respectively]                                              $ 191,273,346    $ 105,483,715
                                                                             ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  10 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENTS OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2004
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations               $ (1,396,212)
--------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain on investments                                      1,191,007
Net change in unrealized appreciation on investments                 (1,137,326)
Purchases of investments                                            (88,500,000)
Proceeds from sales of investments                                   15,608,995
Increase in receivable for investment funds sold                       (252,885)
Decrease in receivable from Adviser                                      25,011
Decrease in deferred ongoing offering costs                              10,051
Increase in management fee payable                                      263,421
Increase in administration fee payable                                   34,854
Increase in miscellaneous fees payable                                    1,079
Decrease in professional fees payable                                   (18,279)
Decrease in Trustees' fees and expenses payable                            (180)
Decrease in payable for investment fund purchased                    (3,500,000)
                                                                   -------------
Net cash used in operating activities                               (77,670,464)

--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES 1
--------------------------------------------------------------------------------
Proceeds from shares of beneficial interest sold                    104,188,376
Payments of shares of beneficial interest redeemed                  (19,999,999)
                                                                   -------------
Net cash provided by financing activities                            84,188,377

--------------------------------------------------------------------------------
Net increase in cash and cash equivalents                             6,517,913
--------------------------------------------------------------------------------
Cash and cash equivalents at beginning of year                        2,072,474
                                                                   -------------
Cash and cash equivalents at end of year                           $  8,590,387
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  11 | OFI TREMONT CORE STRATEGIES HEDGE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               SIX MONTHS                              YEAR
                                                                    ENDED                             ENDED
                                                       SEPTEMBER 30, 2004                         MARCH 31,
                                                              (UNAUDITED)             2004           2003 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  1,037.32      $  1,021.95      $  1,000.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss 2                                               (7.58)          (17.82)           (4.26)
Net realized and unrealized gain (loss)                             (0.97)           82.47            26.21
                                                              -----------------------------------------------
Total income from investment operations                             (8.55)           64.65            21.95
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                   --            (7.16)              --
Distributions from net realized gain                                   --           (12.66)              --
Tax return of capital distribution                                     --           (29.46)              --
                                                              -----------------------------------------------
Total dividends and/or distributions to shareholders                   --           (49.28)              --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  1,028.77      $  1,037.32      $  1,021.95
                                                              ===============================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                  (0.82)%           6.22%            2.20%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $   191,273      $   105,484      $    25,651
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                                 (1.47)%          (1.71)%          (1.68)%
Total expenses                                                       1.79%            1.89%            2.46%
Expenses, net of waiver of expenses by the Adviser                   1.50%            1.75%            1.75%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 5                                               9%              38%               0%

1. For the period from January 2, 2003 (commencement of operations) to March 31, 2003.

2. Based on average shares outstanding during each period.

3. Assumes an investment on the last valuation date prior to the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Represents the lesser of purchases or sales of investments in Investment Funds divided by the average fair value of investments in Investment Funds.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | OFI TREMONT CORE STRATEGIES HEDGE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. ORGANIZATION

OFI Tremont Core Strategies Hedge Fund, formerly OFI Tremont Core Diversified Hedge Fund ("The Fund"), was organized as a business trust in the Commonwealth of Massachusetts on May 24, 2002 and commenced operations on January 2, 2003 as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek to generate consistently absolute returns over various market cycles. The Fund seeks to achieve this objective by investing primarily in private investment partnerships and similar investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers employing a wide range of specialized investment strategies.

      Commencing on June 2, 2004, OppenheimerFunds, Inc. (the "Adviser") began serving as the Fund's investment adviser subject to the ultimate supervision of and subject to any policies established by the Board of Trustees (the "Board") of the Fund, pursuant to the terms of the investment advisory agreement with the Fund (the "Advisory Agreement"). Prior to that time and before the Adviser assumed the role of investment adviser, the Adviser's wholly-owned subsidiary, OFI Institutional Asset Management, Inc. ("OFIIAMI"), served as the Fund's investment adviser. This did not result in any change to the oversight of the Fund. Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Adviser is authorized, subject to the approval of the Board, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing these services.

      Tremont Partners, Inc. (the "Investment Manager"), an affiliate of the Adviser, has been retained to serve as the Fund's Investment Manager and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Adviser.

      The Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company ultimately controlled by Massachusetts Mutual Life Insurance Company. The Adviser and the Investment Manager are registered as investment advisers under the Investment Advisers Act of 1940, as amended.

      Shares are offered and may be purchased on a monthly basis, or at such other times as may be determined by the Board based on the net asset value per share of the Fund. Shares are being offered only to qualified investors that meet all requirements to invest in the Fund. The Fund's shares are not listed for trading on a securities exchange.

      The Fund from time to time may offer to repurchase outstanding shares based on the Fund's net asset value per share pursuant to written tenders from shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offered to repurchase at a specified dollar amount of outstanding shares. Generally, the Fund will offer to repurchase shares four times each year, as of the last business day of March, June, September and December. A redemption fee payable to the Fund equal to 1.00% of the value of shares repurchased by the Fund will apply if the date as of which the shares are to be valued for purposes of repurchase is less than one year following the date of a shareholder's initial investment in the Fund. If applicable, the redemption fee will be deducted before payment of the proceeds of a repurchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The Fund anticipates that the Board will limit each repurchase to no more than 25% of the Fund's total assets, although the limit for any one repurchase may be lower. The Fund will generally pay the value of the shares repurchased approximately one month after the value of the shares to be repurchased is determined. If all shares owned by a shareholder are repurchased, the shareholder will receive an initial payment equal to 95% of the estimated value of the shares and the balance due will be determined and paid promptly after completion of the year end audit of the Fund.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America, which require the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Such policies are consistently followed by the Fund in preparation of its financial statements. The Adviser believes that the estimates


                   13 | OFI TREMONT CORE STRATEGIES HEDGE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES Continued

utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

--------------------------------------------------------------------------------
PORTFOLIO VALUATION. The net asset value of the Fund is computed, generally monthly, as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the date preceding the date as of which any shares of the Fund are purchased, and (iii) any day as of which the Fund repurchases any shares. The Fund's net asset value is the value of the Fund's assets less its liabilities divided by the shares outstanding. The net asset value is computed in accordance with the pricing policies and procedures adopted by the Board.

      The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

--------------------------------------------------------------------------------
INCOME RECOGNITION AND EXPENSES. Interest income is recorded on the accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in an Investment Fund's net asset value is included in net change in unrealized appreciation (depreciation) on investments on the statement of operations. Realized gains and losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and shareholders; all costs with respect to communications to shareholders; and other types of expenses as may be approved from time to time by the Board. Ongoing offering costs are capitalized and amortized to expense over twelve months on a straight line basis.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of September 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,250,000 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months


                   14 | OFI TREMONT CORE STRATEGIES HEDGE FUND ended September 30, 2004, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended March 31, 2004, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS. Cash and cash equivalents consist of monies invested in money market deposit accounts sponsored by Citibank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.
Cash equivalents are valued at cost plus accrued interest which approximates market value.

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

As compensation for services provided by the Adviser under the Advisory Agreement, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.50% of the Fund's net assets determined as of the last day of each month (before any repurchases of shares). As of May 1, 2004 the Fund's Adviser waived a portion of its Management Fee under a voluntary undertaking to the Fund to limit these fees to an annual rate of 1.25% of the aggregate value of outstanding shares determined as of the last day of the month (before any repurchases of shares). That undertaking may be amended or withdrawn at any time. For the six months ended September 30, 2004, the Management Fee incurred by the Fund was $1,388,613 and the Adviser waived $196,295 in connection with its voluntary undertaking. The Adviser pays a monthly fee to the Investment Manager equal to 50% of the Management Fee earned by the Adviser pursuant to the Advisory Agreement. The fee is payable to the Investment Manager by the Adviser and not the Fund.

      Effective April 1, 2004, the Adviser has voluntarily undertaken to the Fund to limit the Fund's total expenses to not more than 1.50% of average annual net assets. That undertaking may be amended or withdrawn at any time without notice to shareholders. Prior to April 1, 2004, a similar voluntary undertaking had limited the fund's total expenses to not more than 1.75% of average annual net assets. For the six months ended September 30, 2004, the Adviser waived management fees in the amount of $69,257 in connection with this voluntary undertaking.

      Under the terms of an administration agreement (the "Administration Agreement") with the Fund, the Adviser provides certain administrative services to the Fund, including, among others things, providing office space and other support services and personnel as necessary to provide such administration, accounting and shareholder services to the Fund. In consideration for these services, the Fund pays the Adviser a monthly fee (the "Administration Fee") computed at an annual rate of 0.15% of the Fund's net assets determined as of the last day of each month. For the six months ended September 30, 2004, the Administration Fee incurred by the Fund was $138,879. The Adviser has retained the Investment Manager to provide the administration services subject to the supervision of the Adviser. The Adviser pays a monthly fee to the Investment Manager equal to 100% of the Administration Fee earned by the Adviser pursuant to the Administration Agreement. This fee is payable to the Investment Manager by the Adviser and not the Fund.

      The Adviser intends to pay a portion of its Management Fee, not to exceed ..25% (on an annualized basis) of the aggregate value of outstanding shares held by such shareholders to qualifying brokers, dealers and financial advisers that provide ongoing investor services and account maintenance services to shareholders that are their customers ("Investor Service Providers"). These services include, but are not limited to, handling shareholder inquiries regarding the Fund; assisting in the enhancement of relations and communications between shareholders and the Fund; assisting in the establishment and maintenance of shareholder accounts with the Fund; assisting in the maintenance of Fund records containing shareholder information; and providing such other information and shareholder liaison services as the Adviser may reasonably request. This fee is payable by the Adviser and not the Fund.

      The Adviser owned 104.649 and 16,625.751 shares of the Fund, valued at $107,659.75 and $17,246,224, respectively, as of September 30, 2004 and March 31, 2004. The shareholder redemption payable of $7,002,534 at September 30, 2004 was due to a redemption made by the Adviser.


                  15 | OFI TREMONT CORE STRATEGIES HEDGE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER Continued

      Under the General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor is an affiliate of the Adviser and the Investment Manager.

      A majority of the Board is comprised of persons who are independent with respect to the Fund. Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer, plus a fee for each meeting attended. Additionally, these Board members are reimbursed by the Fund for all reasonable out of pocket expenses.

      Citibank, N.A. serves as custodian of the Fund's assets and provides custodial services for the Fund.

--------------------------------------------------------------------------------
4. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED SEPTEMBER 30, 2004           YEAR ENDED MARCH 31, 2004
                                                         SHARES            AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------------
Subscriptions                                       100,756.240     $ 104,188,376        82,634.625     $  86,251,711
Dividends and/or distributions reinvested                    --                --         3,594.472         3,813,483
Redemptions                                         (16,521.102)      (17,002,533)       (9,640.227)      (10,000,000)
                                                    ------------------------------------------------------------------
Net increase                                         84,235.138     $  87,185,843        76,588.870     $  80,065,194
                                                    ==================================================================

--------------------------------------------------------------------------------
5. INVESTMENTS IN INVESTMENT FUNDS

At September 30, 2004, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/ general partners in the form of management fees ranging from 1.0% to 2.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At September 30, 2004, the Fund had approximately 16.2% of capital invested in Investment Funds with lock-up provisions extending one year from September 30, 2004.

      For the six months ended September 30, 2004, the aggregate cost of purchases and proceeds from sales of Investment Funds were $88,500,000 and $15,608,995, respectively.

--------------------------------------------------------------------------------
6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENTS

Effective October 1, 2004 the Fund received initial and additional contributions from shareholders of approximately $12,341,843.


                   16 | OFI TREMONT CORE STRATEGIES HEDGE FUND

--------------------------------------------------------------------------------
8. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Adviser and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") excluding this Fund, and nine Directors/Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Adviser charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and related future actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund invests primarily in investment partnerships and similar investment vehicles that are not voting securities. To the extent the Fund invests in voting securities, if any, it has adopted the Portfolio Proxy Voting Policies and Procedures of OppenheimerFunds, Inc. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.858.9826, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   17 | OFI TREMONT CORE STRATEGIES HEDGE FUND


ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENTS COMPANIES.

         Not applicable to semiannual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

         Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.


ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A)      EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B)      EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

(C) EXHIBITS ATTACHED HERETO. (ATTACH PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES AS REQUIRED BY ITEM 7)(NOT APPLICABLE TO SEMIANNUAL REPORTS)